Dear Shareholders:
--------------------------------------------------------------------------------

    Gold bullion, after a brief rally in late February, succumbed to the pervading fears of central bank selling. The important $340 an ounce support level was broken in late June resulting in an 11.5% price decline for the first half of 1997. In July, the announcement that the Australian Central Bank had sold 167 tons of the metal sent prices down to levels not seen since 1985. However, the low prices that existed in the first quarter stimulated fabrication demand, mostly for jewelry in the Far East, so that physical demand was up 17% with every sign that this stimulation in demand has remained in force so that the gap between production and fabrication demand should widen even more. Furthermore, despite the Australian Central Bank sale it is unlikely that total Central Bank sales will exceed sales in 1993, a year when the price of gold rose significantly. A lower gold price came about because the Australian sales were accompanied by producer forward sales and then by massive short selling by trend following commodity and hedge funds. As gold retreated the dealers sold short as well in order to hedge put positions created earlier by the producers. The result of all of this is an extremely high short position in the gold market, which, if covered, should produce a significant rally.

      Given the decline in the gold price it is not surprising that the unmanaged Financial Times All Gold Index was down by 23.6%. Even this decline masks the carnage experienced by the more speculative exploration stocks, the darlings of yesteryear, after the Bre-X debacle. These stocks are largely absent from the unmanaged Financial Times Index. Strangely enough, the North American sector of the Index was down a more modest 18.9%. The highly leveraged African sector was down a full 33.2% because productivity enhancement efforts have been too slow to counter the effects of the lower local gold price. Ironically, the well hedged members of the Australian sector were down on average by 27.2%. This appears to be due largely to the perception of high costs resulting in part from a strong Australia currency in 1996 as well as to heavy rainfall in the Spring. Major tax loss selling towards the end of the period exacerbated the sell off.

      During the first six months of 1997 Lexington Goldfund showed a decline of 19.60%* very close to the average 19.20% decline recorded by the average of the gold oriented funds monitored by Lipper Analytical Services, Inc. Hurting the Fund was a higher than average weighting in the Australian and South African gold shares. It is our feeling that a heavier than average weighting in these markets not only adds diversification to the Fund but also that better values are to be found here. On the other hand, the significant gold bullion holding, another source of diversification, added stability by declining substantially less than the average share price.

      As we look forward it is important not to exaggerate the impact of Central Bank sales. The hue and cry raised within Germany when their Treasury suggested revaluing the country's gold bullion reserves clearly demonstrated the popular attachment to gold as a secure backing for a traditionally strong currency. The Central Bank mirrored that view and the government promptly backed off. Certainly other Central Banks took notice of this, and even the new French government has retreated from some of its policies which would be inimical to a strong European currency. There has even been talk that the European Monetary Union may be delayed. The largely unanticipated sale of gold by Australia raised fears that Central Banks outside of Europe might join the bandwagon but closer inspection of these potential suspects allays these fears. Meanwhile, it is important to remember that last year 17 countries actually added to their gold reserves. In fact, some evidence exists that the Chinese central bank has been buying gold bullion in order to diversify its preponderantly dollar denominated reserves. With an increasingly large gap between production and fabrication demand together with the possibility of mine closures at current prices any improvement in sentiment regarding Central Bank sales could well produce a squeeze on the huge short positions held by the Funds and the producers with the dealers then obligated to reduce their own hedges. The stage would then by set for a sharp rally in the gold price.

                                   Sincerely,

        /s/  Robert W. Radsch                        /s/ Robert M. DeMichele
        -----------------------------                --------------------------
        Robert W. Radsch                             Robert M. DeMichele
        Portfolio Manager                            President
        August, 1997                                 August, 1997

* -25.27%, 3.77% and -0.82% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1997. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30,1997 (unaudited)

         Number
           of                                                           Value
         Shares                    Security                           (Note 1)
--------------------------------------------------------------------------------

                      GOLD BULLION: 15.7%
                      39,592 fine ounces (cost $15,262,309) ......  $13,221,718
                                                                     ----------
                      GOLD MINING COMMON STOCKS: 73.7%
                      AUSTRALIA: 15.7%
           505,000    Acacia Resources, Ltd.2 ....................      658,273
           750,000    Centaur Mining and Exploration, Ltd.2 ......      955,159
           910,000    Climax Mining, Ltd.2 .......................      722,624
           400,000    Delta Gold NL ..............................      662,243
           407,600    Eagle Mining Corporation NL2 ...............      772,538
           457,900    Emperor Mines, Ltd.2 .......................      634,611
           260,000    Gold Fields, Ltd.2 .........................      383,712
           490,000    Great Central Mines, Ltd. ..................      925,777
           400,000    Gwalia Resources, Ltd.2 ....................      485,445
            15,000    Lihir Gold, Ltd. (ADR)2 ....................      495,938
         1,470,000    Menzies Gold NL2 ...........................      440,497
           171,200    Newcrest Mining, Ltd.2 .....................      469,279
           293,750    Niugini Mining, Ltd.2 ......................      605,168
         1,752,539    Normandy Mining, Ltd. ......................    1,956,227
           350,000    Otter Gold Mines, Ltd.2 ....................      298,908
            70,000    Otter Gold Mines, Ltd. (Options)2 ..........        9,439
           250,000    Plutonic Resources, Ltd. ...................      775,364
           191,000    Ranger Minerals NL2 ........................      579,500
           492,857    Resolute, Ltd. .............................      871,361
           146,107    Sons of Gwalia, Ltd. .......................      539,614
                                                                     ----------
                                                                     13,241,677
                                                                     ----------
                      GHANA: 3.2%
           228,771    Ashanti Goldfields Company, Ltd.2 ..........    2,674,768
            80,000    Ashanti Goldfields Company, Ltd.
                         (Preferred shares)2 .....................        8,000
                                                                     ----------
                                                                      2,682,768
                                                                     ----------
                      NEW ZEALAND: 0.3%
           200,000    Macraes Mining Company, Ltd. ...............      277,183
                                                                     ----------

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30,1997 (unaudited) (continued)

         Number
           of                                                           Value
         Shares                    Security                           (Note 1)
--------------------------------------------------------------------------------

                      NORTH AMERICA: 40.9%
            50,000    Agnico-Eagle Mines, Ltd. ...................  $   481,250
            75,000    Arizona Star Resource Corporation2 .........      481,132
            54,407    Barrick Gold Corporation ...................    1,196,954
           100,344    Battle Mountain Gold Company2 ..............      574,617
           245,400    Cambior, Inc. ..............................    2,776,088
           165,000    Campbell Resources, Inc.2 ..................      101,663
           226,586    Canyon Resources Corporation2 ..............      552,303
            50,000    Colony Pacific Explorations, Ltd.
                         (Warrants)1,2 ...........................           36
           100,000    Dayton Mining Corporation1,2 ...............      347,938
           160,000    Dayton Mining Corporation2 .................      556,700
            50,000    Dayton Mining Corporation (Warrants)1,2 ....           36
            30,000    Francisco Gold Corporation2 ................      470,803
            30,000    Franco Nevada Mining Corporation, Ltd. .....    1,505,917
            93,600    Freeport McMoran Copper & Gold "A" .........    2,737,800
           450,000    Geomaque Explorations, Ltd.2 ...............    1,043,813
            62,169    Getchell Gold Corporation2 .................    2,191,457
           100,000    Gold Reserve Corporation2 ..................      797,357
            50,000    Goldcorp, Inc. "A"2 ........................      360,623
           626,500    Golden Bear Minerals, Inc.1,2 ..............      149,863
           700,000    Golden Bear Minerals, Inc. (Warrants)1,2 ...          507
           175,000    Golden Knight Resources, Inc.2 .............      357,723
           400,000    Golden Queen Mining Company, Ltd.1,2 .......      724,870
           200,000    Golden Queen Mining Company, Ltd.
                         (Warrants)1,2 ...........................          145
           200,000    Gran Colombia Resources, Inc.1,2 ...........       65,238
           100,000    Gran Colombia Resources, Inc.
                         (Warrants)1,2 ...........................           72
           150,000    Granges, Inc. (Warrants)1,2 ................          109
            25,000    Greenstone Resources, Ltd.2 ................      219,273
           155,000    Homestake Mining Company ...................    2,024,688
           112,000    International Pursuit Corporation1,2 .......      185,103
           125,000    International Pursuit Corporation
                         (Warrants)1,2 ...........................           91
           200,000    Laminco Resources, Inc.2 ...................       50,741
           200,000    Meridian Gold, Inc.1,2 .....................      543,652
            50,000    Nevsun Resources, Ltd.2 ....................      150,410
            50,000    Nevsun Resources, Ltd1,2 ...................      150,410
            25,000    Nevsun Resources, Ltd. (Warrants)1,2 .......           18
            20,000    Newmont Gold Company .......................      798,750

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30,1997 (unaudited) (continued)

         Number
           of                                                           Value
         Shares                    Security                           (Note 1)
--------------------------------------------------------------------------------

                      NORTH AMERICA (continued):
            40,420    Newmont Mining Corporation .................  $ 1,576,380
            62,000    North American Palladium, Ltd. .............      240,250
           177,400    Pangea Goldfields, Inc.2 ...................      514,368
            50,000    Pangea Goldfields, Inc.1,2 .................      144,974
            50,000    Pioneer Group, Inc. ........................    1,153,125
            97,000    Placer Dome, Inc. ..........................    1,588,375
           150,000    Prime Resource Group, Inc. .................    1,087,305
           107,000    Rea Gold Corporation2 ......................       61,273
           120,000    Samax Gold, Inc.1,2 ........................      500,160
           500,000    Steppe Gold Resources, Ltd.1,2 .............      141,350
           250,000    Steppe Gold Resources, Ltd. (Warrants)1,2 ..          181
           125,000    Stillwater Mining Company2 .................    2,679,688
           625,000    Tombstone Explorations Company, Ltd.1,2 ....      747,526
           100,000    Triton Mining Corporation2 .................      155,847
           200,000    TVX Gold, Inc.2 ............................    1,062,500
           182,000    Venoro Gold Corporation2 ...................        9,894
           223,650    Viceroy Resource Corporation2 ..............      729,527
           500,000    Vista Gold Corporation2 ....................      449,419
                                                                    -----------
                                                                     34,440,292
                                                                    -----------
                      SOUTH AFRICA: 13.6%
            63,675    Anglo American Platinum Corporation,
                         Ltd. (ADR) ..............................      526,465
            15,000        Anglovaal, Ltd. "N" ....................      400,173
           235,000    Beatrix Mines, Ltd. ........................    1,064,757
           304,000    Driefontein Consolidated, Ltd. .............    2,044,299
            19,680    Durban Roodepoort Deep, Ltd. (Options)2 ....       21,695
            19,680    Durban Roodepoort Deep, Ltd.
                         (Preferred shares) ......................       86,347
         1,099,000    East Rand Gold & Uranium Company, Ltd. .....    1,538,659
           370,000    Elandsrand Gold Mining Company, Ltd. .......    1,333,799
            41,443    Evander Gold Mines, Ltd. ...................      178,179
           150,000    Free State Development &Investment, Ltd.2 ..      117,406
            59,499    JCI, Ltd. (ADR) ............................      457,829
            73,646    Rustenburg Platinum Holdings Ltd.2 .........    1,347,864
           177,000    St. Helena Gold Mines, Ltd. ................      878,065
           125,849    Western Areas Gold Mining Company, Ltd.2 ...      846,293
            25,000    WesternDeepLevels, Ltd. ....................      602,188
                                                                    -----------
                                                                     11,444,018
                                                                    -----------
                      TOTAL GOLD MINING COMMON STOCKS
                         (Cost $75,623,965) ......................  $62,085,938
                                                                    -----------

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30,1997 (unaudited) (continued)


         Number
           of                                                           Value
         Shares                    Security                           (Note 1)
--------------------------------------------------------------------------------

                      CONVERTIBLE NOTES: 0.5%
        $  500,000    Trizec Hahn Corporation 3.0%, due 1/29/21
                         (cost $500,000) .........................      401,250


                      SHORT-TERM INVESTMENTS: 4.7%
         4,000,000    Federal Home Loan Mortgage Corporation 5.42%,
                        due 7/14/97 (Cost $3,992,171) ............    3,992,171
                                                                    -----------

                      TOTAL INVESTMENTS: 94.6%
                        (Cost $95,378,445+)(Note 1) ..............  $79,701,077
                      Other assets in excess of liabilities: 5.4%     4,581,469
                                                                    -----------

                      TOTAL NET ASSETS: 100.0%
                        (Equivalent to $4.80 per share on
                        17,555,767 shares outstanding) ...........  $84,282,546
                                                                    ===========


 1 Restricted Securities (Note 7)
 2 Non-income producing securities.
   ADR--American Depository Receipt
 + Aggregate cost for Federal income tax purposes is $97,193,369.

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GOLDFUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30,1997 (unaudited)

ASSETS
Investments, at value (cost $95,378,445)
  (Note1) .................................................       $  79,701,077
Cash ......................................................           4,233,610
Receivable for investment securities sold .................             574,654
Receivable for shares sold ................................              53,461
Dividends and interest receivable .........................              81,348
                                                                  -------------
        Total Assets ......................................          84,644,150
                                                                  -------------
LIABILITIES
Due to Lexington Management
  Corporation (Note 2) ....................................              65,550
Payable for shares redeemed ...............................             116,301
Accrued expenses ..........................................             179,753
                                                                  -------------
         Total Liabilities ................................             361,604
                                                                  -------------
NET ASSETS (equivalent to $4.80 per
  share on17,555,767 shares
  outstanding) (Note 4) ...................................       $  84,282,546
                                                                  =============
NET ASSETS consist of:
Capital stock - authorized 500,000,000 shares,
$.001 par value per share .................................       $      17,556
Additional paid-in capital (Note 1) .......................         107,659,601
Undistributed net investment income (Note 1) ..............           1,995,328
Accumulated net realized loss on
  investments and foreign currency
  transactions (Note 1) ...................................          (9,711,610)
Net unrealized depreciation of
  investments and foreign currency
  transactions ............................................         (15,678,329)
                                                                  -------------
TOTAL NET ASSETS ..........................................       $  84,282,546
                                                                  =============

LEXINGTON GOLDFUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1997 (unaudited)

INVESTMENT INCOME
Income
  Dividends ................................   $ 753,470
  Interest .................................     178,448
                                               ---------
 ...........................................     931,918
  Less: foreign tax expense ................      28,455
                                               ---------
    Total investment income ................                       $903,463
Expenses
  Investment advisory fee
    (Note 2) ...............................     430,736
  Transfer agent and shareholder
     servicing expense (Note 2) ............      89,295
  Printing and mailing expenses ............      55,859
  Distribution expense (Note 3) ............      46,770
  Accounting expenses (Note 2) .............      36,005
  Custodian expense ........................      28,633
  Registration fees ........................      23,462
  Professional fees ........................      19,321
  Computer processing fees .................       8,651
  Directors' fees and expenses .............       7,580
  Other expenses ...........................      32,373
                                               ---------
    Total expenses .........................                        778,685
                                                              -------------
        Net investment income ..............                        124,778

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 5)
  Net realized loss on:
       Investments .........................  (6,458,213)
      Foreign currency
        transactions .......................        (394)
                                               ---------
        Net realized loss ..................                     (6,458,607)
  Net change in unrealized
    depreciation on:
        Investments ........................ (14,914,947)
        Foreign currency
        translations of other
        assets and liabilities .............         (36)
                                               ---------
        Net change in unrealized
        depreciation .......................                    (14,914,983)
                                                              -------------
       Net realized and
         unrealized loss ...................                    (21,373,590)
                                                              -------------
DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ................                  $ (21,248,812)
                                                              =============

   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON GOLDFUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS              YEAR
                                                                                    ENDED                ENDED
                                                                                JUNE 30,1997          DECEMBER 31,
                                                                                 (UNAUDITED)              1996
                                                                                ------------          ------------
Net investment income (loss) ...............................................    $    124,778          $  (451,907)

Net realized gain (loss) on investments and foreign
  currency transactions ....................................................      (6,458,607)          23,503,613

Net change in unrealized appreciation (depreciation) of investments
  and foreign currency translations ........................................     (14,914,983)          (8,561,690)
                                                                                ------------        -------------

      Increase (decrease) in net assets resulting from operations ..........     (21,248,812)          14,490,016

Distributions to shareholders from net investment income ...................              --          (13,568,657)

Decrease in net assets from capital share transactions (Note 4) ............      (3,755,735)         (27,412,928)
                                                                                ------------        -------------

      Net decrease in net assets ...........................................     (25,004,547)         (26,491,569)

NET ASSETS:
  Beginning of period ......................................................     109,287,093          135,778,662
                                                                                ------------        -------------

  End of period (including undistributed net investment income
      of $1,995,328 and $1,870,550, respectively) ..........................    $ 84,282,546        $ 109,287,093
                                                                                ============        =============


   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON GOLDFUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES
Lexington Goldfund, Inc. (the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to attain capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold and equity securities of companies engaged in mining or processing gold throughout the world. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    INVESTMENTS Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. Securities traded on the over-the-counter market and gold bullion are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

    FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

    FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

    DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

    USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS
    WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets up to $50 million and at an annual rate of 0.75% thereafter. For 1997, the investment advisor has voluntarily agreed to reimburse the Fund if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission, and extraordinary expenses) exceed 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1997.

The  Fund  reimbursed  LMC  for  certain  expenses,   including  accounting  and
shareholder servicing costs of $80,507, which are incurred by the Fund, but paid by LMC.

LEXINGTON GOLDFUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996 (continued)

3.  DISTRIBUTION PLAN
The Fund has a distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months June 30, 1997 were $46,770 and are set forth in the statement of operations.

4.  CAPITAL STOCK
Transactions in capital stock were as follows:

                           Six months ended
                             June 30, 1997               Year ended
                              (unaudited)             December 31, 1996
                       -------------------------- --------------------------
                          Shares       Amount        Shares        Amount
                       -------------------------- --------------------------
Shares sold .........    7,048,348   $39,389,786   16,342,313   $118,484,798
Shares issued on
  reinvestment
  of dividends ......         --            --      1,854,776     11,861,015
                         ---------    ----------    ---------   ------------
                         7,048,348    39,389,786   18,197,089    130,345,813
Shares redeemed .....   (7,796,835)  (43,145,521) (21,643,173)  (157,758,741)
                         ---------    ----------    ---------   ------------
  Net decrease ......     (748,487)  $(3,755,735)  (3,446,084)  $(27,412,928)
                         =========    ==========    =========   ============

5.  PURCHASES AND SALES OF INVESTMENT SECURITIES
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1997, excluding short-term securities, were $12,140,271 and $19,168,955, respectively.

At June 30, 1997, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $5,227,589 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $20,905,918.

6.  INVESTMENT AND CONCENTRATION RISKS
The Fund makes significant investments in foreign securities and has a policy of investing in gold and in the securities of companies engaged in mining or processing of gold. There are certain risks involved in investing in foreign securities or concentrating in specific industries that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from potentially adverse political and economic developments as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7. RESTRICTED SECURITIES
The following securities were purchased under Rule 144A of the Securities Act of 1933 or issued in private placements and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                                                   Average
                              Acquisition          Cost        Market   % of Net
       Security               Date       Shares    Per Share   Value    Assets
       ------                 ----       ------    --------    -----    ------
Colony Pacific
  Explorations, Ltd.
  (Warrants)                 4/28/97     50,000    $ 0.00          36     0.00%
Dayton Mining Corporation    1/15/96    100,000      4.77     347,938     0.41%
Dayton Mining Corporation
  (Warrants)                 1/15/96     50,000      0.00          36     0.00%
Golden Bear Minerals, Inc.   9/10/96    626,500      1.17     149,863     0.18%
Golden Bear Minerals, Inc.
  (Warrants)                 9/10/96    700,000      0.00         507     0.00%
Golden Queen Mining
  Company, Ltd.              5/02/96    400,000      1.84     724,870     0.86%
Golden Queen Mining
  Company,Ltd. (Warrants)    5/02/96    200,000      0.00         145     0.00%
Gran Columbia
  Resources, Inc.            5/29/96    200,000      2.62      65,238     0.08%
Gran Columbia Resources,
  Inc. (Warrants)            5/29/96    100,000      0.00          72     0.00%
Granges, Inc. (Warrants)     4/11/96    150,000      0.00         109     0.00%
International Pursuit
  Corporation                4/24/96    112,000      3.30     185,103     0.22%
International Pursuit
  Corporation (Warrants)     4/24/96    125,000      0.00          91     0.00%
Meridian Gold, Inc.          7/25/96    200,000      1.82     543,652     0.64%
Nevsun Resources, Ltd.        9/5/96     50,000      7.29     150,410     0.18%
Nevsun Resources, Ltd.
  (Warrants)                  9/5/96     25,000      0.00          18     0.00%
Pangea Goldfields, Inc.      5/14/96     50 000      4.09     144,974     0.17%
Samax Gold, Inc.            12/06/96    120,000      3.31     500,160     0.59%
Steppe Gold Resources, Ltd.  5/21/96    500,000      1.65     141,350     0.17%
Steppe Gold Resources,
  Ltd. (Warrants)            5/21/96    250,000      0.00         181     0.00%
Tombstone Explorations
  Company, Ltd.              5/02/96    625,000      1.27     747,526     0.89%
                                                           ----------     -----
                                                           $3,702,279     4.39%
                                                           ==========     =====

Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.

LEXINGTON GOLDFUND, INC.
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:


                                                          Six months
                                                             ended                     Year ended December 31,
                                                        June 30, 1997       -------------------------------------------------------
                                                         (unaudited)          1996            1995             1994            1993
                                                        ---------------------------------------------------------------------------
Net asset value, beginning of period .................       $5.97             $6.24          $6.37          $6.90            $3.70
                                                             -----             -----          -----          -----            -----
Income (loss) from investment operations:
  Net investment income ..............................        0.01              0.02             --           0.03             0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions .....................................       (1.18)             0.50          (0.12)         (0.53)            3.21
                                                             -----             -----          -----          -----            -----
Total income (loss) from investment
  operations .........................................       (1.17)             0.52          (0.12)         (0.50)            3.22
                                                             -----             -----          -----          -----            -----
Less distributions:
  Distributions from net investment income ...........          --             (0.79)         (0.01)         (0.03)           (0.02)
                                                             -----             -----          -----          -----            -----
Net asset value, end of period .......................       $4.80             $5.97          $6.24          $6.37            $6.90
                                                             =====             =====          =====          =====            =====
Total return .........................................     (35.59%)*           7.84%         (1.89%)        (7.28%)          86.96%
Ratio to average net assets:
  Expenses ...........................................       1.58%*            1.60%          1.70%          1.54%            1.63%
  Net investment income (loss) .......................       0.25%*           (0.32%)         0.07%          0.50%            0.25%
Portfolio turnover rate ..............................      26.63%*           31.04%         40.41%         23.77%           28.41%
Average commissions paid on equity
  security transactions** ............................       $0.01             $0.02             --             --               --
Net assets, end of period (000's omitted) ............     $84,283          $109,287       $135,779       $159,435         $159,479

*  Annualized
** In accordance with SEC disclosure guidelines, average commissions are calculated beginning with the year ended December 31, 1996, but not for prior periods.

Lexington
Goldfund, Inc.

Investment Adviser
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

Distributor
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


--------------------------------------------------------------------------------
          ALL SHAREHOLDER REQUESTS FOR SERVICES OF
          ANY KIND SHOULD BE SENT TO:

          TRANSFER AGENT
--------------------------------------------------------------------------------

          STATE STREET BANK AND
          TRUST COMPANY
          c/o National Financial Data Services
          1004 Baltimore
          Kansas City, Missouri 64105

          OR CALL TOLL FREE:
          SERVICE AND SALES: 1-800-526-0056
          24 HOUR ACCOUNT INFORMATION:
          1-800-526-0052
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington Goldfund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

                                    LEXINGTON


--------------------------------------------------------------------------------
                                    LEXINGTON
                                    GOLDFUND,
                                      INC.
--------------------------------------[ ]---------------------------------------

                       Seeks capital appreciation and such
                       hedge against loss of buying power
                           as may be obtained through
                          investment in gold and equity
                       securities of companies engaged in
                            mining or processing gold
                              throughout the world

--------------------------------------[ ]---------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                               The Lexington Group
                                   of No Load
                              Investment Companies
--------------------------------------------------------------------------------